Filed Pursuant to Rule 497(d)


                        INVESCO UNIT TRUSTS, SERIES 1588

                          All Cap Core Strategy 2015-4

                         Large Cap Core Strategy 2015-4

               Supplement to the Prospectus Dated October 8, 2015

     Notwithstanding anything to the contrary in the Prospectus, the Hypothetical Total Return table for the All Cap Core Strategy, which appears on page 7 in the Prospectus, is amended to read as follows:


                          Hypothetical Total Return
               -----------------------------------------------
                            Hypothetical
                              Strategy   S&P 1500    S&P 500
               Year            Stocks      Index      Index
               -----------------------------------------------
               1997            37.22%     32.93%     33.36%
               1998            24.97      26.32      28.58
               1999            26.63      20.25      21.04
               2000            10.37      (6.97)     (9.10)
               2001             3.68     (10.64)    (11.89)
               2002            (9.41)    (21.31)    (22.10)
               2003            35.09      29.57      28.68
               2004            18.46      11.77      10.88
               2005            11.37       5.65       4.91
               2006            15.63      15.32      15.79
               2007             2.79       5.53       5.49
               2008           (31.77)    (36.72)    (37.00)
               2009            37.87      27.23      26.47
               2010            24.11      16.38      15.06
               2011             1.56       1.74       2.11
               2012            15.41      16.14      16.00
               2013            39.22      32.79      32.38
               2014            11.22      13.07      13.68
               Through
                  9/30/15      (4.33)     (5.24)     (5.29)

     Notwithstanding anything to the contrary in the Prospectus, the Hypothetical Total Return table for the Large Cap Core Strategy, which appears on page 14 in the Prospectus, is amended to read as follows:

                           Hypothetical Total Return
               ------------------------------------------------
                               Hypothetical
                                 Strategy           S&P 500
               Year               Stocks             Index
               ------------------------------------------------
               1993                 6.99%            10.06%
               1994                 1.28              1.32
               1995                35.08             37.58
               1996                22.68             22.96
               1997                44.20             33.36
               1998                34.76             28.58
               1999                36.10             21.04
               2000                 3.69             (9.10)
               2001               (11.66)           (11.89)
               2002                (9.82)           (22.10)
               2003                28.17             28.68
               2004                17.98             10.88
               2005                11.67              4.91
               2006                19.78             15.79
               2007                (0.11)             5.49
               2008               (33.63)           (37.00)
               2009                25.38             26.47
               2010                20.73             15.06
               2011                 3.86              2.11
               2012                14.87             16.00
               2013                43.13             32.38
               2014                16.68             13.68
               Through 9/30/15     (5.30)            (5.29)


Supplement Dated:  October 23, 2015